STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) CAD / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) CAD / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) CAD / shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 7,879	$ 7,879	$ 3,754	$ 3,754	$ 3,171	$ 3,171
Aggregate Intrinsic Value
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 9 months 18 days		2 years 6 months		2 years 4 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 9,346	$ 9,346	$ 5,408	$ 5,408	$ 6,838	$ 6,838
Number of RSUs
Outstanding at the beginning of the period (in shares)	745,974		778,233		1,161,765
Granted (in shares)	454,685		354,517		230,689
Vested (in shares)	(284,888)		(358,497)		(590,720)
Forfeited (in shares)	(39,030)		(28,279)		(23,501)
Outstanding at the end of the period (in shares)	876,741		745,974		778,233		1,161,765
Outstanding - vested and not settled (in shares)	142,726	142,726
Outstanding - unvested (in shares)	734,015	734,015
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 16.81	$ 22.59	$ 18.04	$ 25.08	$ 12.54	$ 14.56
Granted (in dollars per share) | (per share)	25.47	32.02	11.21	15.08	30.33	42.16
Vested (in dollars per share) | (per share)	18.18	22.86	14.56	19.57	10.21	14.20
Forfeited (in dollars per share) | (per share)	16.77	21.10	16.26	21.85	21.60	30.02
Outstanding at the end of the period (in dollars per share) | (per share)	$ 21.31	$ 26.80	$ 16.81	$ 22.59	$ 18.04	$ 25.08	$ 12.54
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	2 years 1 month		2 years 1 month		1 year 9 months		1 year 8 months
Outstanding at the end of the period	2 years 1 month		2 years 1 month		1 year 9 months		1 year 8 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars) | $	$ 11,689		$ 12,219		$ 55,118
Vested (in dollars) | $	6,098		4,477		19,494
Outstanding at the end of the period (in dollars) | $	$ 17,919		$ 11,689		$ 12,219		$ 55,118
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 7 months		1 year 7 months		1 year 4 months